Offerings	Feb. 27, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value
Amount Registered | shares	6,594,000
Proposed Maximum Offering Price per Unit	29.77
Maximum Aggregate Offering Price	$ 196,303,380
Fee Rate	0.01531%
Amount of Registration Fee	$ 30,054.05
Offering Note
(1)
In accordance with Rule 416(a) under the Securities Act of 1933, as amended (“Securities Act”), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued under the registrant’s 2020 Incentive Award Plan (the “2020 Plan”) and 2020 Employee Stock Purchase Plan (the “ESPP”) to prevent dilution resulting from stock splits, stock dividends, recapitalizations or similar transactions. In addition, pursuant to Rule 416(c) under the Securities Act, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the 2020 Plan and the ESPP.

(2)	Represents 6,594,000 shares of common stock available for future issuance (or that may become available for issuance) under the 2020 Plan.
(3)
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act and based upon the average of the high and low prices of the registrant’s common stock as reported on The Nasdaq Global Market on February 26, 2025, which date is within five business days prior to filing this registration statement.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value
Amount Registered | shares	1,198,900
Proposed Maximum Offering Price per Unit	29.77
Maximum Aggregate Offering Price	$ 35,691,253
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,464.33
Offering Note
(1)
In accordance with Rule 416(a) under the Securities Act of 1933, as amended (“Securities Act”), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued under the registrant’s 2020 Incentive Award Plan (the “2020 Plan”) and 2020 Employee Stock Purchase Plan (the “ESPP”) to prevent dilution resulting from stock splits, stock dividends, recapitalizations or similar transactions. In addition, pursuant to Rule 416(c) under the Securities Act, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the 2020 Plan and the ESPP.

(3)
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act and based upon the average of the high and low prices of the registrant’s common stock as reported on The Nasdaq Global Market on February 26, 2025, which date is within five business days prior to filing this registration statement.

(4)	Represents 1,198,900 shares of common stock available for future issuance (or that may become available for issuance) under the ESPP.